Leases	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Leases
Leases

Note 13 – Leases

Operating leases

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company leases its corporate office space and certain facilities under long-term operating leases expiring through fiscal year 2028.

The table below presents the lease related assets and liabilities recorded on the Company’s condensed consolidated balance sheets as of May 31, 2022 and August 31, 2021:

		May 31,	August 31,
		2022	2021
	Classification on Balance Sheet
Assets
Operating lease assets	Operating lease right of use assets	$2,222,970	$2,543,396
Total lease assets		$2,222,970	$2,543,396

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$544,690	$530,797
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	1,734,790	2,057,805
Total lease liability		$2,279,480	$2,588,602

Future minimum operating lease payments are as follows:

Twelve Months Ending May 31,
2023	$707,309
2024	491,435
2025	406,221
2026	379,585
2027	378,902
Thereafter	464,438
Total payments	2,827,890
Amount representing interest	(548,410)
Lease obligation, net	2,279,480
Less lease obligation, current portion	(544,690)
Lease obligation, long-term portion	$1,734,790

During the nine months ended May 31, 2022, the Company entered into new lease obligation of $100,711.

The lease expense for the nine months ended May 31, 2022 and 2021 was $567,772 and $629,029, respectively. The cash paid under operating leases for the nine months ended May 31, 2022 and 2021 was $556,445 and $621,228, respectively. At May 31, 2022, the weighted average remaining lease terms were 5.55 years and the weighted average discount rate was 8%.

Finance Leases

The Company leases certain equipment under lease contracts that are accounted for as finance leases. If the contracts meet the criteria for a finance lease, the related equipment underlying the lease contract is capitalized and amortized over its estimated useful life. If the cost of the equipment is not available, the Company calculates the cost by taking the present value of the lease payments using an implicit borrowing rate of 5%.

The net book value of equipment under finance leases included in property and equipment on the accompanying condensed consolidated balance sheets at May 31, 2022 and August 31, 2021 is as follows:

	May 31,	August 31,
	2022	2021

Cost	$209,457	$209,457
Accumulated amortization	(178,383)	(136,491)
Net book value	$31,074	$72,966

Future minimum finance lease payments are as follows:

Twelve Months Ending May 31,
2023	$16,631
2024	8,092
Total payments	24,723
Amount representing interest	(178)
Lease obligation, net	24,545
Less lease obligation, current portion	(15,982)
Lease obligation, long-term portion	$8,563

Note 12 – Leases

Operating leases

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discounts lease payments based on an estimate of its incremental borrowing rate.

The Company leases its corporate office space and certain facilities under long-term operating leases expiring through fiscal year 2028.

The table below presents the lease related assets and liabilities recorded on the Company’s consolidated balance sheets as of August 31, 2021 and 2020:

		2021	2020
	Classification on Balance Sheet
Assets
Operating lease assets	Operating lease right of use assets	$2,543,396	$2,810,556
Total lease assets		$2,543,396	$2,810,556

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$530,797	$563,793
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	2,057,805	2,266,887
Total lease liability		$2,588,602	$2,830,680

Lease obligations at August 31, 2021 consisted of the following:

Years Ending August 31,
2022	$717,772
2023	649,974
2024	444,301
2025	366,620
2026	351,434
Thereafter	728,841
Total payments	3,258,942
Amount representing interest	(670,340)
Lease obligation, net	2,588,602
Less lease obligation, current portion	(530,797)
Lease obligation, long-term portion	$2,057,805

During the year ended August 31, 2021, the Company entered into new lease obligation of $296,317.

The lease expense for the years ended August 31, 2021 and 2020 was $858,847 and $788,272, respectively. The cash paid under operating leases during the years ended August 31, 2021 and 2020 was $834,502 and $772,798, respectively.

At August 31, 2021, the weighted average remaining lease terms were 5.98 years and the weighted average discount rate was 8%.

Finance leases

The Company leases certain equipment under lease contracts that are accounted for as finance leases. If the contracts meet the criteria for a finance lease, the related equipment underlying the lease contract is capitalized and amortized over its estimated useful life. If the cost of the equipment is not available, the Company calculates the cost by taking the present value of the lease payments using an implicit borrowing rate of 5%.

The net book value of equipment under finance leases included in property and equipment on the accompanying balance sheet at August 31, 2021 is as follows:

Cost	$209,457
Accumulated amortization	(136,491)
Net book value	$72,966

Future minimum finance lease payments are as follows:

Years Ending August 31,
2022	$25,153
2023	9,719
2024	5,669
Total payments	40,541
Amount representing interest	(1,140)
Lease obligation, net	39,401
Less lease obligation, current portion	(23,184)
Lease obligation, long-term portion	$16,217